Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

October 31, 2020

RW22-QTLY-1220
1.858584.114

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 8.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	14,180	$227,026
Fidelity Series Commodity Strategy Fund (a)	96,530	407,358
Fidelity Series Large Cap Growth Index Fund (a)	10,811	148,753
Fidelity Series Large Cap Stock Fund (a)	11,682	161,206
Fidelity Series Large Cap Value Index Fund (a)	26,761	306,414
Fidelity Series Small Cap Opportunities Fund (a)	5,896	76,356
Fidelity Series Value Discovery Fund (a)	8,963	110,968
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,460,872)		1,438,081

International Equity Funds - 12.3%
Fidelity Series Canada Fund (a)	7,939	77,563
Fidelity Series Emerging Markets Fund (a)	11,931	115,137
Fidelity Series Emerging Markets Opportunities Fund (a)	48,012	1,032,254
Fidelity Series International Growth Fund (a)	11,259	202,776
Fidelity Series International Index Fund (a)	8,752	83,491
Fidelity Series International Small Cap Fund (a)	4,160	73,013
Fidelity Series International Value Fund (a)	24,704	203,812
Fidelity Series Overseas Fund (a)	19,026	202,054
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,794,548)		1,990,100

Bond Funds - 54.9%
Fidelity Series Corporate Bond Fund (a)	126,534	1,405,790
Fidelity Series Emerging Markets Debt Fund (a)	11,934	107,050
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	799	7,986
Fidelity Series Floating Rate High Income Fund (a)	2,596	22,898
Fidelity Series Government Bond Index Fund (a)	153,926	1,687,034
Fidelity Series High Income Fund (a)	13,152	119,550
Fidelity Series Inflation-Protected Bond Index Fund (a)	182,828	1,947,118
Fidelity Series International Credit Fund (a)	831	8,614
Fidelity Series Investment Grade Bond Fund (a)	160,480	1,879,221
Fidelity Series Investment Grade Securitized Fund (a)	123,542	1,291,016
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,821	367,478
Fidelity Series Real Estate Income Fund (a)	7,029	70,011
TOTAL BOND FUNDS
(Cost $8,489,690)		8,913,766

Short-Term Funds - 24.0%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	1,111,636	1,111,636
Fidelity Series Short-Term Credit Fund (a)	63,258	646,492
Fidelity Series Treasury Bill Index Fund (a)	212,896	2,131,086
TOTAL SHORT-TERM FUNDS
(Cost $3,871,948)		3,889,214
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,617,058)		16,231,161
NET OTHER ASSETS (LIABILITIES) - 0.0%		387
NET ASSETS - 100%		$16,231,548

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$217,859	$87,289	$44,994	$45,600	$2,397	$(35,525)	$227,026
Fidelity Series Canada Fund	74,503	12,113	6,304	--	(174)	(2,575)	77,563
Fidelity Series Commodity Strategy Fund	384,476	58,437	51,183	1,697	1,092	14,536	407,358
Fidelity Series Corporate Bond Fund	1,347,592	192,695	91,471	24,404	(114)	(42,912)	1,405,790
Fidelity Series Emerging Markets Debt Fund	102,922	11,484	4,769	1,428	68	(2,655)	107,050
Fidelity Series Emerging Markets Debt Local Currency Fund	--	7,986	--	--	--	--	7,986
Fidelity Series Emerging Markets Fund	107,769	15,003	11,883	--	273	3,975	115,137
Fidelity Series Emerging Markets Opportunities Fund	983,193	133,235	124,434	--	2,158	38,102	1,032,254
Fidelity Series Floating Rate High Income Fund	21,209	2,707	1,154	267	10	126	22,898
Fidelity Series Government Bond Index Fund	1,594,418	251,116	96,285	30,480	(700)	(61,515)	1,687,034
Fidelity Series Government Money Market Fund 0.14%	885,768	436,346	210,478	474	--	--	1,111,636
Fidelity Series High Income Fund	112,680	13,844	5,769	1,675	110	(1,315)	119,550
Fidelity Series Inflation-Protected Bond Index Fund	1,843,704	197,417	104,045	445	71	9,971	1,947,118
Fidelity Series International Credit Fund	8,567	109	--	63	--	(62)	8,614
Fidelity Series International Growth Fund	197,477	25,705	20,745	--	616	(277)	202,776
Fidelity Series International Index Fund	81,082	10,154	6,328	--	4	(1,421)	83,491
Fidelity Series International Small Cap Fund	66,266	6,976	3,346	--	82	3,035	73,013
Fidelity Series International Value Fund	196,856	30,726	16,178	--	(649)	(6,943)	203,812
Fidelity Series Investment Grade Bond Fund	1,778,370	304,913	107,075	83,802	(1,286)	(95,701)	1,879,221
Fidelity Series Investment Grade Securitized Fund	1,202,552	186,684	71,673	28,591	(313)	(26,234)	1,291,016
Fidelity Series Large Cap Growth Index Fund	149,519	18,746	22,534	--	1,787	1,235	148,753
Fidelity Series Large Cap Stock Fund	152,816	33,786	18,538	5,373	193	(7,051)	161,206
Fidelity Series Large Cap Value Index Fund	289,412	53,795	37,186	--	83	310	306,414
Fidelity Series Long-Term Treasury Bond Index Fund	355,344	67,540	27,009	1,858	(361)	(28,036)	367,478
Fidelity Series Overseas Fund	197,866	27,179	17,978	--	169	(5,182)	202,054
Fidelity Series Real Estate Income Fund	64,573	8,985	3,615	1,273	47	21	70,011
Fidelity Series Short-Term Credit Fund	644,612	4,403	--	4,418	--	(2,523)	646,492
Fidelity Series Small Cap Opportunities Fund	72,999	10,668	9,057	450	58	1,688	76,356
Fidelity Series Treasury Bill Index Fund	2,130,496	590	--	642	--	--	2,131,086
Fidelity Series Value Discovery Fund	103,258	17,287	12,399	--	358	2,464	110,968
	15,368,158	2,227,918	1,126,430	232,940	5,979	(244,464)	16,231,161

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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